DIREXION INSURANCE TRUST

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Insurance Trust approved a new contractual fee arrangement on behalf of the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund (each a “Fund” and collectively the “Funds”).  The following information replaces the corresponding information found in the Prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (%) (expenses that are deducted from Fund assets)

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%
Other Expenses(2) (Includes a Shareholder Service Fee of 0.20%)	0.90%	0.90%
Acquired Fund Fees and Expenses(3)	0.28%	0.05%
Total Annual Fund Operating Expenses	2.43%	2.20%
(1)
The Funds have adopted a Rule 12b-1 Plan pursuant to which each Fund is authorized to pay an annualized Rule 12b-1 fee of up to 0.25% of its average daily net assets for distribution and shareholder services.  The Funds currently pay Rule 12b-1 fees in the amount of 0.25%.

(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Funds except for the following:  management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds.

(3)
The Funds are required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.

Expense Example

The table below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund:	1 Year	3 Years	5 Years	10 Years
Evolution VP Managed Bond Fund	$246	$758	$1,269	$2,766
Evolution VP All-Cap Equity Fund	$223	$688	$1,180	$2,534

Please retain this Supplement with the Prospectus for future reference.

DIREXION INSURANCE TRUST

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund

Supplement dated July 1, 2009 to the
Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Insurance Trust approved a new contractual fee arrangement on behalf of the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund (the “Funds”).  The corresponding information found under the last paragraph beginning on the bottom of page 27 and continuing to the top of page 28 of the section entitled “Investment Adviser and Subadviser” of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.

DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Insurance Trust approved a new contractual fee arrangement on behalf of the Dynamic VP HY Bond Fund (the “Fund”).  The following information replaces the corresponding information found in the Prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (%) (expenses that are deducted from Fund assets)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(1)	0.25%
Other Expenses(2) (Includes a Shareholder Service Fee of 0.20%)	0.85%
Acquired Fund Fees and Expenses(3)	0.18%
Total Annual Fund Operating Expenses	2.03%
(1)
The Fund has adopted a Rule 12b-1 Plan pursuant to which the Fund is authorized to pay an annualized Rule 12b-1 fee of up to 1.00% of its average daily net assets for distribution and shareholder services.  The Fund currently pays Rule 12b-1 fees in the amount of 0.25%.

(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Fund except for the following:  management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

(3)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.

Expense Example

The table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The table shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund:	1 Year	3 Years	5 Years	10 Years
Dynamic VP HY Bond Fund	$206	$637	$1,093	$2,358

Please retain this Supplement with the Prospectus for future reference.

DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund

Supplement dated July 1, 2009 to the
Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Insurance Trust approved a new contractual fee arrangement on behalf of the Dynamic VP HY Bond Fund (the “Fund”).  The fourth paragraph under the “Investment Adviser” section on page 26 of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.